Long-term Debt	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Long-term Debt
5.	Long-term Debt
Long-term debt consists of the following:

	As of December 31,	As of June 30,
	2022	2023
Term loan
Issued in November 2021 maturing in November 2026 (“term loan A”)	$23,196,000	$—
Issued in September 2022 maturing in September 2026 (“term loan B”)	16,450,000	—
Issued in November 2022 maturing in November 2027 (“term loan C”)	30,792,500	—
Total long-term debt	70,438,500	—

Less: Deferred finance charges	474,039	—

Total long-term debt, net	69,964,461	—

Less: Current portion of long-term debt	10,324,000	—

Add: Current portion of deferred loan and financing arrangements issuance costs	147,462	—

Long-term debt, net	$59,787,923	$—

Details of the Company’s term loans are discussed in Note 5 of the 2022 Consolidated Financial Statements.
On March 10, 2023, the Company prepaid $23.2 million representing the then outstanding balance of the term loan A using cash on hand and the related mortgage of the vessels “Magic Wand”, “Clean Thrasher”, “Clean Sanctuary” and “Stealth Berana” was released.
During the
six-month
period ended June 30, 2023, the Company repaid the amount of $1.4 million in line with the amortization schedule of the term loans B and C, and then proceeded with their full prepayment as follows:
On April 7, 2023, the Company prepaid $30.0 million representing the then outstanding balance of the term loan C using cash on hand and the related mortgage of the vessels “Suez Enchanted” and “Suez Protopia” was released.
On April 2
5
, 2023, the Company prepaid $15.9 million representing the then outstanding balance of the term loan B using cash on hand and the related mortgage of the vessels “Clean Nirvana” and “Clean Justice” was released.
For the
six-month
periods ended June 30, 2023 and 2022 interest expense amounted to $1,271,409 and $362,365, respectively, and the weighted average interest rate of the Company’s term loans was 7.55% and 1.45%, respectively.